UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Trust
July 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin International Growth Fund Franklin International Small Cap Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended July 31, 2022, global
economies initially benefited from ongoing COVID-19
vaccination programs and some easing of restrictions
coupled with tourism in the summer of 2021. However, the
combination of resilient consumer demand and persistent
supply chain disruptions contributed to higher inflation in
many countries that had already experienced significant
inflation before the reporting period. This inflationary
pressure persuaded many of the world’s central banks to
adopt less accommodative monetary policies starting in early
2022, leading many investors to anticipate slower global
economic growth.
Asian and global emerging market stocks were pressured
through unexpected regulations by China’s government
targeting education- and technology-related businesses,
concerns about the solvency of some of China’s large
property developers, and China’s lockdowns to quell
COVID-19 outbreaks. Additionally, Russia’s invasion of
Ukraine in February 2022 increased investor uncertainty,
as international sanctions on Russia hindered companies
doing business with that country and disrupted global trade
and commodity markets, causing food and energy prices to
increase further.
In this environment, stocks in global developed markets
excluding the U.S. and Canada, as measured by the MSCI
Europe, Australasia and Far East Index-NR (net of tax
withholding when dividends are paid), posted a -14.32% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Global Trust’s annual report includes more
detail about prevailing conditions and discussions about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
This letter reflects our analysis and opinions as of July 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin International Growth Fund 4
Franklin International Small Cap Fund 11
Financial Highlights and Schedules of Investments 18
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 51
Tax Information 52
Board Members and Officers 53
Shareholder Information 58
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-10.48% total return for the 12 months ended July 31, 2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt less accommodative stances regarding monetary policy in 2022,
hindering stocks. The Chinese government’s imposition
of new lockdowns to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -15.10%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.94% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses,
and investor concerns about the solvency of several large
Chinese property developers further pressured Chinese
stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of July 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin International Growth Fund
This annual report for Franklin International Growth Fund
covers the fiscal year ended July 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing predominantly in equity securities, primarily
common stock, of mid- and large-capitalization companies,
generally those with market capitalizations greater than $2
billion, located outside the U.S., and may invest up to 20%
of its net assets in emerging market countries. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the 12 months ended July 31, 2022, the Fund’s Class
A shares posted a -30.19% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which measures
the equity market performance of global developed
markets excluding the U.S. and Canada, posted a -14.32%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We employ a disciplined, bottom-up investment approach to
identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We
use a growth investment style and in-depth, fundamental
research to identify high-quality companies, across all
industry groups, with sustainable business models that
offer the most attractive combination of growth, quality and valuation. The Fund, from time to time, may have significant investments in a particular sector or country, such as
technology.
Manager’s Discussion
During the 12-month period, the Fund underperformed its
benchmark, the MSCI EAFE Index-NR, as stock selection in
the health care, information technology (IT) and consumer
discretionary sectors hindered relative returns.
In health care, GN Store Nord, a Denmark-based hearing aid
and headset manufacturer hampered results. The company’s
hearing-aid segment has begun to lag competitors and,
recently, management issued a profit warning and reduced
forward guidance on both the audio and hearing-aid
segments. As such, we sold the position in favor of other
opportunities.
Shopify (not part of the index), a Canada-based e-commerce
solutions provider, hindered results in IT. The stock has
been under pressure as of late due a combination of
contradictory announcements on becoming more asset-
heavy, establishing a logistics network that helps with faster free shipping as well as reporting disappointing earnings. We believe current headwinds are near term in nature, and we
maintain confidence in the company’s long-term prospects.
In consumer discretionary, U.K.-based online apparel retailer boohoo Group (not part of the index) held back relative
performance. The company issued a profit warning for the
full year, reflecting the impact of industry-wide supply-chain and freight cost issues, increased return rates and weakened consumer sentiment in the U.K. While we continue to believe
the company can perform well over the long term, the health
of the industry in the medium term led us to sell the position.
Geographic Composition
7/31/22
% of Total
Net Assets
Europe 70.3%
North America 9.0%
Australia & New Zealand 7.0%
Middle East & Africa 6.2%
Latin America & Caribbean 3.5%
Asia 2.2%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
23
.

Franklin International Growth Fund

franklintempleton.com
Annual Report
Elsewhere in the sector, Latin American online marketplace
operator MercadoLibre (not part of the index) dampened
results. The company underperformed early in 2022 despite
reporting healthy sales trends in a tough e-commerce
landscape. Toward the end of the period, e-commerce stocks
including MercadoLibre began to rebound, and we continue
to believe the company is well-positioned for the long term.
In materials, Belgium-based materials technology company
Umicore weighed on relative returns after it downgraded
earnings estimates of its energy and surface technology
segment for the next two years. Umicore expects growth in
this area to lag that of its competitors after a rapid change in the type of batteries required by customers left the company unprepared to meet the demand quickly. As a result of these
changes, we exited the position.
In the communication services sector, Japan-based
digital advertising and gaming company CyberAgent
detracted. Despite reporting strong revenue growth and
beating management guidance, the stock underperformed
as revenues and margins fell short of overall market
expectations. We remain optimistic about the company’s
ability to develop and monetize successful video games,
as well as the sustainability and growth trajectory of its
advertising business.
For the 12 months ended July 31, 2022, the U.S. dollar rose
in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Conversely, several individual holdings across sectors
supported relative performance.
Health care holding Alcon, a Switzerland-based medical
company specializing in eye care products, lifted relative
returns after releasing an encouraging set of financial
results, with strong growth in the surgical segment and
increased market share for PanOptix, its next-generation
intraocular lens.
In financials, Germany-based financial marketplace operator
Deutsche Boerse contributed to results. The stock rose as
increased volatility in the market coupled with speculation
about higher interest rates suggested strong revenue growth
for the company. Additionally, Deutsche Boerse rebounded
after lagging banks and other financials sector stocks during
2021.
Top 10 Countries
7/31/22
a
% of Total
Net Assets
a a
Germany 17.3%
United Kingdom 11.2%
Netherlands 10.4%
Denmark 10.4%
Australia 7.1%
United States 7.0%
Switzerland 6.5%
Spain 5.7%
Ireland 3.7%
Brazil 3.5%
Top 10 Industries
7/31/22
.
% of Total
Net Assets
a a
IT Services 12.9%
Software 12.6%
Chemicals 9.6%
Media 7.1%
Biotechnology 7.1%
Capital Markets 7.0%
Health Care Equipment & Supplies 6.4%
Professional Services 6.2%
Aerospace & Defense 3.9%
Air Freight & Logistics 3.7%
Top 10 Holdings
7/31/22
Company
Industry , Country
% of Total
Net Assets
a a
MTU Aero Engines AG 3.9%
Aerospace & Defense, Germany
Keywords Studios plc 3.7%
IT Services, Ireland
DSV A/S 3.7%
Air Freight & Logistics, Denmark
Amadeus IT Group SA 3.6%
IT Services, Spain
Adyen NV 3.6%
IT Services, Netherlands
CyberArk Software Ltd. 3.6%
Software, United States
Genmab A/S 3.6%
Biotechnology, Denmark
Evotec SE 3.6%
Life Sciences Tools & Services, Germany
Alcon, Inc. 3.5%
Health Care Equipment & Supplies, Switzerland
CTS Eventim AG & Co. KGaA 3.5%
Entertainment, Germany

Franklin International Growth Fund

franklintempleton.com
Annual Report
U.K.-based plumbing products distributor Ferguson
supported results in the industrials sector. The stock
advanced after the company released earnings that were
slightly higher than anticipated, driven by COVID-related cost management. While we still believe Ferguson has strong
growth prospects, the company sold its U.K.-based business
in 2021, becoming a U.S.-centric business, and moved
its primary listing from London to the U.S. Therefore, the
holding no longer qualifies for our non-U.S. portfolios, and we exited our position.
In IT, CyberArk Software, an Israel-based provider of IT
security solutions, aided relative returns. The company
reported multiple quarters of strong financial results,
notably with robust growth in subscription revenue that
beat consensus estimates in the most recent quarter.
Management also indicated that software as a service
(SaaS) subscription conversions were progressing at a faster pace than previously anticipated.
Australia-based holding CSL, a blood products company,
buoyed results in health care, aided by better-than-expected profitability and gross margins. CSL gained on momentum
from its robust fiscal first-half results, with revenue beating expectations on its stronger flu vaccine business and good
expense leverage, helping offset softer immunoglobin sales
and margins.
IT holding Amadeus IT Group, a Spain-based provider of
software for the airline and hospitality industries, contributed to relative performance as an easing of travel restrictions in the post-pandemic era led to an increase in airline bookings, with both leisure and business travel seeing partial rebounds toward pre-pandemic levels.
The Fund did not use derivatives during the period.
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
John Remmert
Lead Portfolio Manager
Patrick McKeegan, CFA
Donald G. Huber, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2022
Franklin International Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -30.19% -34.02%
5-Year +27.56% +3.80%
10-Year +89.83% +6.02%
Advisor
1-Year -30.04% -30.04%
5-Year +29.06% +5.24%
10-Year +94.88% +6.90%
See page 9 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/12–7/31/22)
Advisor Class
(8/1/12–7/31/22)

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EAFE Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–7/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1733 $0.2108 $0.3841
C $0.0275 $0.2108 $0.2383
R $0.1644 $0.2108 $0.3752
R6 $0.2581 $0.2108 $0.4689
Advisor $0.2330 $0.2108 $0.4438
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.13%
Advisor 0.86% 0.88%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $840.10 $5.08 $1,019.27 $5.58 1.11%
C $1,000 $837.10 $8.48 $1,015.56 $9.31 1.86%
R $1,000 $839.00 $6.23 $1,018.02 $6.83 1.37%
R6 $1,000 $841.50 $3.53 $1,020.96 $3.87 0.77%
Advisor $1,000 $840.80 $3.94 $1,020.52 $4.32 0.86%

franklintempleton.com
Annual Report
Franklin International Small Cap Fund
This annual report for Franklin International Small Cap Fund covers the fiscal year ended July 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing at least 80% of its net assets in a diversified
portfolio of marketable equity and equity-related securities
(primarily common stock) of smaller international companies
with market capitalizations not exceeding $5 billion (or
the equivalent in local currencies), or the highest market
capitalization of the MSCI Europe, Australasia and Far East
(EAFE) Small Cap Index, whichever is greater, at the time
of purchase. The Fund considers international companies
to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market
outside of the U.S.
Performance Overview
For the 12 months ended July 31, 2022, the Fund’s Class
A shares posted a -18.27% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI EAFE Small
Cap Index-NR, which measures the performance of small-
cap equity securities in global developed markets excluding
the U.S. and Canada, posted a -20.31% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In choosing individual equity investments, we use a
fundamental, bottom-up approach involving in-depth
proprietary analysis of individual equity securities. In
narrowing down the universe of eligible investments, we
employ a quantitative and qualitative approach to identify
smaller international companies that we believe have the
potential to generate attractive returns with lower downside risk. These companies tend to have proprietary products
and services, which can sustain a longer-term competitive
advantage, and tend to have a higher probability of
maintaining a strong balance sheet and/or generating cash
flow. After we identify a company, we conduct a thorough
analysis to establish its earnings prospects and determine its value. Overall, we seek to invest in quality companies with
attractive valuations.
We do not select investments for the Fund that are merely
representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive potential.
Although we seek to outperform the MSCI EAFE Small
Cap Index-NR, the Fund may take positions that are not
represented in the index.
Manager’s Discussion
The Franklin International Small Cap Fund outperformed
its MSCI EAFE Small Cap Index-NR benchmark for the
12-month period ending July 31, 2022. On an absolute basis,
the Fund had losses across nine of the 11 sectors in which
it was invested. The industrials, materials and consumer
discretionary sectors were the main detractors during the
period, while the energy and utilities sectors were the main contributors.
Relative to the benchmark MSCI EAFE Small Cap Index-
NR, sector allocation effects contributed to performance
while stock selection detracted. Specifically, stock selection in the energy, information technology (IT), health care and
real estate sectors, overweight allocations to the energy and industrials sectors and underweight allocations to the IT and health care sectors had positive impacts on performance.
In contrast, stock selection in the materials, consumer
discretionary, industrials, financials and communication
Geographic Composition
7/31/22
% of Total
Net Assets
Europe 52.0%
Asia 29.2%
North America 8.9%
Latin America & Caribbean 1.8%
Other 1.7%
Short-Term Investments & Other Net Assets 6.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

Franklin International Small Cap Fund

franklintempleton.com
Annual Report
services sectors and an underweight allocation to the utilities sector detracted from relative performance.
On a regional basis, stock selection in North America, the
U.K. and Europe ex U.K. as well as overweight allocations to emerging markets and North America positively contributed
to relative performance. Stock selection in Japan, emerging
markets and Asia ex Japan and underweight allocations to
Asia ex Japan and Japan weighed on performance.
The U.S. dollar rose in value relative to most currencies
during the 12 months ended July 31, 2022, benefiting Fund
performance. The Fund’s performance was also positively
affected by its significant underweight to Japan versus the
benchmark index, which helped drive positive relative returns due to the decline in the Japanese yen during the period.
Additionally, the Fund’s investments in emerging markets
and Canada also were positive contributors in terms of
overall currency impact over the same timeframe.
Leading individual contributors included Serica Energy,
a U.K.-listed exploration and production firm focused
predominantly on the North Sea. With approximately 80%
of its fiscal year 2021-2022 estimated production exposed
to full spot prices, Serica was a prime beneficiary of high oil and gas prices due to supply tightness in commodity markets
over the past year. A recent takeover offer further drove the shares higher. Pason Systems, a Canadian energy services
and technology company and the leading global provider
of specialized data management systems for onshore and
offshore oil rigs, was another primary contributor. The shares were supported by tightness in the commodity markets,
strong earnings performance resulting from positive pricing
conditions for oil, consistent improvement in U.S. and
Canadian land drilling activity and strong market positioning.
Another leading contributor to performance was Star Bulk
Carriers, a Greek bulk shipping company in the industrials
sector. Star Bulk Carriers has benefited from continued
robust demand for dry commodities, while general
skepticism around the sustainability of shipping rates has
kept its shipping fleet growth muted. While we remain
constructive around these industry dynamics, the share price hit our fair value price targets during the period, prompting us to exit the position.
Among individual detractors, Marston’s, a British pub and
restaurant operator in the consumer discretionary sector,
saw its share price decline in tandem with the broader
consumer discretionary sector in the first half of 2022, as
inflation sparked a shift in consumer spending patterns and a retreat to more defensive sectors. Additionally, the company faced headwinds due to the inflationary impacts of rising
input costs in food, alcoholic beverages and energy, and
rising wages in the face of weaker demand.
Melco International Development, also in the consumer
discretionary sector, is an Asia-based gaming and casino
operator which derives almost all of its net asset value
from its 57% ownership stake in Macau casino operator
Melco Resorts and Entertainment (not a Fund holding). The
company’s stock waivered given repeated delays in the
casino reopening process in Macau due to the development
of COVID-19 variants and the Chinese government’s zero
tolerance policy. Additionally, the stock was hurt by fears
over higher government involvement in the Macau casino
license re-tendering process.
Top 10 Countries
7/31/22
a
% of Total
Net Assets
a a
United Kingdom 18.3%
Japan 15.3%
Canada 6.5%
Spain 5.6%
China 5.4%
France 5.2%
Italy 4.7%
South Korea 3.2%
Denmark 2.6%
Switzerland 2.5%
Top 10 Industries
7/31/22
.
% of Total
Net Assets
a a
Machinery 9.0%
Banks 8.5%
Metals & Mining 6.9%
Trading Companies & Distributors 6.5%
Oil, Gas & Consumable Fuels 5.6%
Hotels, Restaurants & Leisure 3.4%
Construction & Engineering 3.3%
Electrical Equipment 3.3%
Health Care Equipment & Supplies 3.2%
Air Freight & Logistics 3.1%

Franklin International Small Cap Fund

franklintempleton.com
Annual Report
Granges, in the materials sector, is a Swedish developer,
producer and distributor for rolled aluminum products,
with about half of sales going to the automotive industry.
The company found its stock price heavily impacted by
constrained automobile production due to semiconductor
shortages. Additionally, investors were concerned that
soaring input costs would pressure profit margins. While
we believed the company could pass on aluminum cost
increases, we realized that other categories of inflation such as freight and energy would continue to be challenging.
Hence, we chose to exit the position.
Thank you for your continued participation in Franklin
International Small Cap Fund. We look forward to serving
your future investment needs.
Sean M. Bogda, CFA
Paul D. Ehrlichman
Safa R. Muhtaseb, CFA
Grace Su
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/22
Company
Industry, Country
% of Total
Net Assets
a aa
BAWAG Group AG 2.2%
Banks, Austria
Yellow Cake plc 2.2%
Trading Companies & Distributors, United
Kingdom
Pason Systems, Inc. 2.0%
Energy Equipment & Services, Canada
Parex Resources, Inc. 2.0%
Oil, Gas & Consumable Fuels, Canada
Mersen SA 2.0%
Electrical Equipment, France
Galliford Try Holdings plc 1.9%
Construction & Engineering, United Kingdom
Morgan Advanced Materials plc 1.9%
Machinery, United Kingdom
Wincanton plc 1.9%
Air Freight & Logistics, United Kingdom
Tethys Oil AB 1.8%
Oil, Gas & Consumable Fuels, Sweden
Coats Group plc 1.7%
Textiles, Apparel & Luxury Goods, United
Kingdom

Performance Summary as of July 31, 2022
Franklin International Small Cap Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -18.27% -22.76%
5-Year -21.91% -5.90%
10-Year +49.84% +3.54%
Advisor
1-Year -18.05% -18.05%
5-Year -20.90% -4.58%
10-Year +53.68% +4.39%
See page 16 for Performance Summary footnotes.

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/12–7/31/22)
Advisor Class
(8/1/12–7/31/22)

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EAFE Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities in global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.30% 1.63%
Advisor 1.05% 1.38%

Your Fund’s Expenses
Franklin International Small Cap Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $849.70 $5.96 $1,018.35 $6.50 1.30%
C $1,000 $845.90 $9.39 $1,014.62 $10.25 2.05%
R $1,000 $848.50 $7.10 $1,017.12 $7.74 1.55%
R6 $1,000 $851.10 $4.36 $1,020.08 $4.76 0.95%
Advisor $1,000 $850.10 $4.82 $1,019.58 $5.27 1.05%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.76 $18.34 $14.62 $15.31 $13.18
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.06) (0.09) (0.04) 0.04 0.06
Net realized and unrealized gains (losses) ........... (6.72) 4.99 3.78 (0.50) 2.26
Total from investment operations .................... (6.78) 4.90 3.74 (0.46) 2.32
Less distributions from:
Net investment income .......................... (0.17) — (0.02) (0.03) —
Net realized gains ............................. (0.21) (0.48) — (0.20) (0.19)
Total distributions ............................... (0.38) (0.48) (0.02) (0.23) (0.19)
Net asset value, end of year ....................... $15.60 $22.76 $18.34 $14.62 $15.31
Total return
c
................................... (30.19)% 26.98% 25.52% (2.62)% 17.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.13% 1.17% 1.19% 1.27%
Expenses net of waiver and payments by affiliates ....... 1.11% 1.11%
d
1.10%
d
1.05%
d
1.15%
d
Net investment income (loss) ...................... (0.32)% (0.41)% (0.25)% 0.32% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $528,966 $961,676 $579,893 $289,944 $161,607
Portfolio turnover rate ............................ 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.48 $17.46 $14.00 $14.74 $12.80
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.20) (0.23) (0.15) (0.06) (0.03)
Net realized and unrealized gains (losses) ........... (6.34) 4.73 3.61 (0.48) 2.16
Total from investment operations .................... (6.54) 4.50 3.46 (0.54) 2.13
Less distributions from:
Net investment income .......................... (0.03) — — — —
Net realized gains ............................. (0.21) (0.48) — (0.20) (0.19)
Total distributions ............................... (0.24) (0.48) — (0.20) (0.19)
Net asset value, end of year ....................... $14.70 $21.48 $17.46 $14.00 $14.74
Total return
c
................................... (30.73)% 26.04% 24.63% (3.34)% 16.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.90% 1.88% 1.92% 1.94% 2.02%
Expenses net of waiver and payments by affiliates ....... 1.86% 1.86%
d
1.85%
d
1.80%
d
1.90%
d
Net investment (loss) ............................ (1.08)% (1.15)% (0.98)% (0.43)% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $32,663 $62,560 $39,440 $27,397 $22,542
Portfolio turnover rate ............................ 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.48 $18.16 $14.50 $15.21 $13.16
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.12) (0.07) —
c
0.04
Net realized and unrealized gains (losses) ........... (6.64) 4.92 3.73 (0.48) 2.22
Total from investment operations .................... (6.74) 4.80 3.66 (0.48) 2.26
Less distributions from:
Net investment income .......................... (0.16) — — (0.03) (0.02)
Net realized gains ............................. (0.21) (0.48) — (0.20) (0.19)
Total distributions ............................... (0.37) (0.48) — (0.23) (0.21)
Net asset value, end of year ....................... $15.37 $22.48 $18.16 $14.50 $15.21
Total return .................................... (30.37)% 26.69% 25.24% (2.88)% 17.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.38% 1.41% 1.43% 1.49%
Expenses net of waiver and payments by affiliates ....... 1.36% 1.35%
d
1.35%
d
1.29%
d
1.37%
d
Net investment income (loss) ...................... (0.55)% (0.58)% (0.45)% 0.08% 0.21%
Supplemental data
Net assets, end of year (000’s) ..................... $5,940 $8,630 $2,365 $1,848 $1,086
Portfolio turnover rate ............................ 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.94 $18.44 $14.69 $15.34 $13.25
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 (0.01) 0.03 0.08 0.12
Net realized and unrealized gains (losses) ........... (6.76) 5.01 3.79 (0.48) 2.26
Total from investment operations .................... (6.75) 5.00 3.82 (0.40) 2.38
Less distributions from:
Net investment income .......................... (0.26) (0.02) (0.07) (0.05) (0.10)
Net realized gains ............................. (0.21) (0.48) — (0.20) (0.19)
Total distributions ............................... (0.47) (0.50) (0.07) (0.25) (0.29)
Net asset value, end of year ....................... $15.72 $22.94 $18.44 $14.69 $15.34
Total return .................................... (29.93)% 27.44% 26.08% (2.26)% 18.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.78% 0.81% 0.84% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.73%
c
0.71%
c
0.66%
c
0.71%
Net investment income (loss) ...................... 0.04% (0.03)% 0.17% 0.71% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $346,328 $548,647 $379,331 $344,257 $83,292
Portfolio turnover rate ............................ 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.89 $18.40 $14.66 $15.33 $13.24
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.01) (0.04) —
c
0.09 0.10
Net realized and unrealized gains (losses) ........... (6.76) 5.01 3.79 (0.51) 2.26
Total from investment operations .................... (6.77) 4.97 3.79 (0.42) 2.36
Less distributions from:
Net investment income .......................... (0.23) (—)
c
(0.05) (0.05) (0.08)
Net realized gains ............................. (0.21) (0.48) — (0.20) (0.19)
Total distributions ............................... (0.44) (0.48) (0.05) (0.25) (0.27)
Net asset value, end of year ....................... $15.68 $22.89 $18.40 $14.66 $15.33
Total return .................................... (30.04)% 27.31% 25.90% (2.45)% 17.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.88% 0.92% 0.94% 1.02%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86%
d
0.85%
d
0.80%
d
0.90%
d
Net investment income (loss) ...................... (0.07)% (0.17)% 0.03% 0.57% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $975,415 $1,665,974 $1,158,652 $863,973 $294,254
Portfolio turnover rate ............................ 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments, July 31, 2022
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 3.9%
MTU Aero Engines AG ................................. Germany 385,000 $ 74,429,359
Air Freight & Logistics 3.7%
DSV A/S ............................................ Denmark 415,000 69,928,876
Banks 2.9%
FinecoBank Banca Fineco SpA ........................... Italy 4,450,000 55,307,169
Biotechnology 7.1%
CSL Ltd. ............................................ Australia 325,000 66,175,504
a
Genmab A/S ......................................... Denmark 189,000 67,250,919
133,426,423
Capital Markets 7.0%
Deutsche Boerse AG ................................... Germany 350,000 61,100,866
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 57,900,396
Macquarie Group Ltd. .................................. Australia 100,000 12,798,339
131,799,601
Chemicals 9.6%
Koninklijke DSM NV ................................... Netherlands 410,000 65,664,380
Sika AG ............................................ Switzerland 230,000 56,815,192
Symrise AG ......................................... Germany 500,000 58,345,676
180,825,248
Diversified Telecommunication Services 2.0%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 850,000 38,021,625
Entertainment 3.5%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,208,933 66,595,322
Health Care Equipment & Supplies 6.4%
Alcon, Inc. ........................................... Switzerland 848,000 66,723,570
Cochlear Ltd. ........................................ Australia 360,000 54,261,687
120,985,257
Internet & Direct Marketing Retail 3.5%
a
MercadoLibre , Inc. .................................... Brazil 81,000 65,910,510
IT Services 12.9%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 38,000 68,356,738
a
Amadeus IT Group SA ................................. Spain 1,180,860 68,859,591
Keywords Studios plc .................................. Ireland 2,300,000 70,710,953
a
Shopify, Inc., A ....................................... Canada 1,050,000 36,571,500
244,498,782
Life Sciences Tools & Services 3.6%
a
Evotec SE ........................................... Germany 2,580,000 67,034,791
Media 7.1%
a,b
Ascential plc, Reg S ................................... United Kingdom 14,800,000 52,913,416
CyberAgent , Inc. ...................................... Japan 4,160,000 41,508,617
a
Viaplay Group AB, B ................................... Sweden 1,352,975 40,179,578
134,601,611
Pharmaceuticals 2.9%
Hikma Pharmaceuticals plc .............................. Jordan 2,570,000 54,322,128
Professional Services 6.2%
a
Clarivate plc ......................................... United States 4,500,000 65,205,000

Franklin Global Trust
Schedule of Investments
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 1,460,000 $ 51,117,937
116,322,937
Semiconductors & Semiconductor Equipment 3.3%
ASML Holding NV ..................................... Netherlands 110,000 63,226,513
Software 12.6%
AVEVA Group plc ..................................... United Kingdom 1,709,997 49,471,090
a
CyberArk Software Ltd. ................................. United States 520,000 67,667,600
a
Nice Ltd., ADR ....................................... Israel 290,000 62,065,800
SimCorp A/S ......................................... Denmark 800,000 59,711,455
238,915,945
Total Common Stocks (Cost $1,717,036,762) ....................................
1,856,152,097
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 32,721,821 32,721,821
Total Money Market Funds (Cost $32,721,821) ..................................
32,721,821
Total Short Term Investments (Cost $32,721,821 ) ................................
32,721,821
a
Total Investments (Cost $1,749,758,583) 99.9% ..................................
$1,888,873,918
Other Assets, less Liabilities 0.1% .............................................
438,755
Net Assets 100.0% ...........................................................
$1,889,312,673
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $159,291,779, representing 8.4% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.53 $11.56 $16.48 $19.68 $20.61
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.55
c
0.02 0.20 0.47
Net realized and unrealized gains (losses) ........... (3.40) 4.42 (4.05) (2.87) 0.41
Total from investment operations .................... (3.02) 4.97 (4.03) (2.67) 0.88
Less distributions from:
Net investment income .......................... — — — (0.27) (1.23)
Net realized gains ............................. — — (0.89) (0.26) (0.58)
Total distributions ............................... — — (0.89) (0.53) (1.81)
Net asset value, end of year ....................... $13.51 $16.53 $11.56 $16.48 $19.68
Total return
d
................................... (18.27)% 42.99%
e
(25.96)% (13.49)% 4.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.62% 1.74% 1.59% 1.41% 1.38%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.30%
f
1.62%
f
1.58%
g
1.41%
f
1.38%
f
Net investment income ........................... 2.42% 3.80%
c
0.13% 1.11% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $41,420 $55,460 $48,963 $95,528 $142,505
Portfolio turnover rate ............................ 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.11)% .
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund’s total return would have been 42.91%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.03 $11.31 $16.25 $19.42 $20.36
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.22 0.46
c
(0.09) 0.06 0.32
Net realized and unrealized gains (losses) ........... (3.24) 4.26 (3.96) (2.82) 0.39
Total from investment operations .................... (3.02) 4.72 (4.05) (2.76) 0.71
Less distributions from:
Net investment income .......................... — — — (0.15) (1.07)
Net realized gains ............................. — — (0.89) (0.26) (0.58)
Total distributions ............................... — — (0.89) (0.41) (1.65)
Net asset value, end of year ....................... $13.01 $16.03 $11.31 $16.25 $19.42
Total return
d
................................... (18.84)% 41.73% (26.64)% (14.10)% 3.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.37% 2.49% 2.32% 2.16% 2.14%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 2.05%
e
2.39%
e
2.31%
f
2.16%
e
2.14%
e
Net investment income (loss) ...................... 1.42% 3.30%
c
(0.63)% 0.36% 1.56%
Supplemental data
Net assets, end of year (000’s) ..................... $1,042 $3,039 $3,692 $10,942 $19,184
Portfolio turnover rate ............................ 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)% .
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.47 $11.56 $16.50 $19.72 $20.66
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.33 0.61
c
(0.01) 0.17 0.42
Net realized and unrealized gains (losses) ........... (3.36) 4.30 (4.04) (2.89) 0.40
Total from investment operations .................... (3.03) 4.91 (4.05) (2.72) 0.82
Less distributions from:
Net investment income .......................... — — — (0.24) (1.18)
Net realized gains ............................. — — (0.89) (0.26) (0.58)
Total distributions ............................... — — (0.89) (0.50) (1.76)
Net asset value, end of year ....................... $13.44 $16.47 $11.56 $16.50 $19.72
Total return .................................... (18.40)% 42.47% (26.23)% (13.67)% 3.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.87% 2.00% 1.81% 1.66% 1.64%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.55%
d
1.91%
d
1.80%
e
1.66%
d
1.64%
d
Net investment income (loss) ...................... 2.10% 4.27%
c
(0.06)% 0.86% 2.06%
Supplemental data
Net assets, end of year (000’s) ..................... $378 $607 $809 $2,482 $3,450
Portfolio turnover rate ............................ 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.69 $11.66 $16.54 $19.74 $20.67
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.95
c
0.08 0.29 0.56
Net realized and unrealized gains (losses) ........... (3.40) 4.08 (4.07) (2.91) 0.40
Total from investment operations .................... (2.97) 5.03 (3.99) (2.62) 0.96
Less distributions from:
Net investment income .......................... — — — (0.32) (1.31)
Net realized gains ............................. — — (0.89) (0.26) (0.58)
Total distributions ............................... — — (0.89) (0.58) (1.89)
Net asset value, end of year ....................... $13.72 $16.69 $11.66 $16.54 $19.74
Total return .................................... (17.80)% 43.14%
d
(25.72)% (13.12)% 4.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.38% 1.51% 1.12% 1.02% 1.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.95%
e
1.35%
e
1.09% 1.02%
e
1.01%
e
Net investment income ........................... 2.71% 6.95%
c
0.54% 1.50% 2.69%
Supplemental data
Net assets, end of year (000’s) ..................... $688 $1,044 $4,119 $125,218 $450,645
Portfolio turnover rate ............................ 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 3.05%.
d
Include the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund’s total return would have been 43.05%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.68 $11.64 $16.53 $19.73 $20.67
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.61
c
0.06 0.23 0.52
Net realized and unrealized gains (losses) ........... (3.41) 4.43 (4.06) (2.87) 0.40
Total from investment operations .................... (3.01) 5.04 (4.00) (2.64) 0.92
Less distributions from:
Net investment income .......................... — — — (0.30) (1.28)
Net realized gains ............................. — — (0.89) (0.26) (0.58)
Total distributions ............................... — — (0.89) (0.56) (1.86)
Net asset value, end of year ....................... $13.67 $16.68 $11.64 $16.53 $19.73
Total return .................................... (18.05)% 43.30%
d
(25.74)% (13.22)% 4.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.37% 1.50% 1.27% 1.16% 1.14%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.05%
e
1.40%
e
1.26%
f
1.16%
e
1.14%
e
Net investment income ........................... 2.54% 4.23%
c
0.41% 1.36% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $18,743 $31,002 $50,041 $439,650 $763,309
Portfolio turnover rate ............................ 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.21%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments, July 31, 2022
Franklin International Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 1.0%
QinetiQ Group plc ..................................... United Kingdom 134,987 $ 628,677
Air Freight & Logistics 3.1%
SBS Holdings, Inc. .................................... Japan 36,200 759,957
Wincanton plc ........................................ United Kingdom 252,543 1,159,528
1,919,485
Airlines 1.4%
a
Chorus Aviation, Inc. ................................... Canada 201,092 497,823
a
JET2 plc ............................................ United Kingdom 33,228 372,431
870,254
Auto Components 0.8%
SAF-Holland SE ...................................... Germany 61,159 494,752
Banks 8.5%
b
BAWAG Group AG, 144A, Reg S .......................... Austria 29,756 1,373,896
BPER Banca ......................................... Italy 213,782 296,769
a
Eurobank Ergasias Services and Holdings SA ................ Greece 936,449 862,675
Spar Nord Bank A/S ................................... Denmark 57,920 663,658
Sydbank A/S ......................................... Denmark 31,698 973,430
Tisco Financial Group PCL .............................. Thailand 162,120 397,120
Unicaja Banco SA ..................................... Spain 844,438 730,482
5,298,030
Building Products 1.3%
Sanwa Holdings Corp. ................................. Japan 74,400 803,685
Capital Markets 2.0%
b
Anima Holding SpA , 144A, Reg S ......................... Italy 177,740 624,047
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 56,380 600,447
1,224,494
Chemicals 1.8%
Essentra plc ......................................... United Kingdom 162,298 489,922
Okamoto Industries, Inc. ................................ Japan 21,450 636,505
1,126,427
Commercial Services & Supplies 2.5%
b
Befesa SA, 144A, Reg S ................................ Spain 5,951 275,667
b
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 1,051,449 409,531
Elis SA ............................................. France 57,643 860,414
1,545,612
Construction & Engineering 3.3%
Galliford Try Holdings plc ............................... United Kingdom 568,222 1,185,319
Maire Tecnimont SpA .................................. Italy 312,921 869,050
2,054,369
Construction Materials 1.7%
Krosaki Harima Corp. .................................. Japan 17,100 572,242
RHI Magnesita NV .................................... United States 18,108 499,190
1,071,432
Diversified Financial Services 0.6%
b
doValue SpA , 144A, Reg S .............................. Italy 59,390 362,671

Franklin Global Trust
Schedule of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 3.3%
Mersen SA .......................................... France 34,528 $ 1,214,804
Nexans SA .......................................... France 8,595 825,545
2,040,349
Electronic Equipment, Instruments & Components 0.5%
Strix Group plc ....................................... Isle of Man 159,421 310,240
Energy Equipment & Services 2.0%
Pason Systems, Inc. ................................... Canada 104,180 1,251,299
Entertainment 0.4%
a
Stillfront Group AB .................................... Sweden 105,508 276,534
Food & Staples Retailing 1.2%
MARR SpA .......................................... Italy 54,190 750,025
Food Products 1.8%
First Pacific Co. Ltd. ................................... Indonesia 701,338 279,860
JDE Peet's NV ....................................... Netherlands 16,866 489,179
Select Harvests Ltd. ................................... Australia 114,573 370,249
1,139,288
Health Care Equipment & Supplies 3.2%
i -SENS, Inc. ......................................... South Korea 38,646 1,027,803
Value Added Technology Co. Ltd. ......................... South Korea 38,204 971,653
1,999,456
Health Care Providers & Services 0.5%
Fagron ............................................. Belgium 22,205 338,705
Hotels, Restaurants & Leisure 3.4%
a
Marston's plc ........................................ United Kingdom 1,026,353 596,699
a
Melco International Development Ltd. ...................... Hong Kong 1,001,091 678,934
a
Melia Hotels International SA ............................. Spain 132,420 835,244
2,110,877
Household Durables 1.5%
DFS Furniture plc ..................................... United Kingdom 163,043 287,058
a
Victoria plc .......................................... United Kingdom 24,343 110,795
Vistry Group plc ...................................... United Kingdom 45,016 507,462
905,315
IT Services 1.3%
Bell System24 Holdings, Inc. ............................. Japan 37,400 433,687
Sopra Steria Group SACA ............................... France 2,185 364,107
797,794
Leisure Products 0.6%
a
Goodbaby International Holdings Ltd. ...................... China 3,057,003 358,442
Machinery 9.0%
Amada Co. Ltd. ....................................... Japan 37,600 303,485
Cargotec OYJ, B ...................................... Finland 26,748 946,039
Deutz AG ........................................... Germany 148,152 618,550
Fuji Corp. ........................................... Japan 42,600 660,153
Meidensha Corp. ..................................... Japan 49,400 764,559
Metso Outotec OYJ .................................... Finland 66,984 553,764
Morgan Advanced Materials plc ........................... United Kingdom 304,128 1,179,619

Franklin Global Trust
Schedule of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Sulzer AG ........................................... Switzerland 9,061 $ 607,238
5,633,407
Marine 0.3%
Eneti , Inc. ........................................... United States 25,347 162,728
Media 0.8%
a
Mediaset Espana Comunicacion SA ....................... Spain 149,826 521,338
Metals & Mining 6.9%
Alamos Gold, Inc., A ................................... Canada 92,860 733,888
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 717,544
Anglo Pacific Group plc ................................. United Kingdom 421,437 809,871
a
ERO Copper Corp. .................................... Brazil 58,052 574,400
Jupiter Mines Ltd. ..................................... Australia 1,484,426 206,637
Mitsui Mining & Smelting Co. Ltd. ......................... Japan 18,100 433,449
a
Orla Mining Ltd. ...................................... Canada 119,960 361,613
Sims Ltd. ........................................... United States 46,770 486,361
4,323,763
Oil, Gas & Consumable Fuels 5.6%
Harbour Energy plc .................................... United Kingdom 103,331 462,064
Parex Resources, Inc. .................................. Canada 65,941 1,227,671
Serica Energy plc ..................................... United Kingdom 141,552 655,172
Tethys Oil AB ........................................ Sweden 168,951 1,135,573
3,480,480
Personal Products 1.2%
Chlitina Holding Ltd. ................................... China 117,972 726,850
Pharmaceuticals 0.8%
Hikma Pharmaceuticals plc .............................. Jordan 24,338 514,433
Professional Services 2.8%
Applus Services SA .................................... Spain 123,141 894,252
JAC Recruitment Co. Ltd. ............................... Japan 20,300 299,639
Tanseisha Co. Ltd. .................................... Japan 95,500 577,178
1,771,069
Real Estate Management & Development 2.7%
b
Aedas Homes SA, 144A, Reg S .......................... Spain 14,324 245,083
JHSF Participacoes SA ................................. Brazil 472,744 520,970
Sun Frontier Fudousan Co. Ltd. ........................... Japan 110,700 927,979
1,694,032
Semiconductors & Semiconductor Equipment 2.3%
Optorun Co. Ltd. ...................................... Japan 33,243 471,696
a
u- blox Holding AG ..................................... Switzerland 8,135 952,038
1,423,734
Specialty Retail 1.7%
Luk Fook Holdings International Ltd. ....................... Hong Kong 201,657 492,369
Wickes Group plc ..................................... United Kingdom 323,922 537,666
1,030,035
Textiles, Apparel & Luxury Goods 2.2%
Coats Group plc ...................................... United Kingdom 1,189,920 1,076,179

Franklin Global Trust
Schedule of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
01
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
a,b
Samsonite International SA, 144A, Reg S ................... United States 143,814 $ 301,664
1,377,843
Trading Companies & Distributors 6.5%
Kanamoto Co. Ltd. .................................... Japan 30,500 469,589
Kanematsu Corp. ..................................... Japan 55,800 581,654
Lumax International Corp. Ltd. ........................... Taiwan 363,000 827,635
Nishio Rent All Co. Ltd. ................................. Japan 37,983 821,266
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 295,580 1,354,774
4,054,918
Transportation Infrastructure 2.3%
a
Beijing Capital International Airport Co. Ltd., H ................ China 681,115 400,394
China Merchants Port Holdings Co. Ltd. .................... China 339,990 548,349
Shenzhen International Holdings Ltd. ...................... China 504,872 465,031
1,413,774
Water Utilities 0.8%
China Water Affairs Group Ltd. ........................... China 529,604 475,378
Total Common Stocks (Cost $72,174,121) ......................................
58,281,994
a
Total Investments (Cost $72,174,121) 93.6% ....................................
$58,281,994
Other Assets, less Liabilities 6.4% .............................................
3,989,402
Net Assets 100.0% ...........................................................
$62,271,396
See Abbreviations on page 50 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $5,547,780, representing 8.9% of net assets.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,717,036,762 $72,174,121
Cost - Non-controlled affiliates (Note 3f) ....................................... 32,721,821 —
Value - Unaffiliated issuers ................................................. $1,856,152,097 $58,281,994
Value - Non-controlled affiliates (Note 3f) ....................................... 32,721,821 —
Foreign currency, at value (cost $– and $83,785 respectively) ......................... — 83,785
Receivables:
Investment securities sold .................................................. 6,970,209 —
Capital shares sold ....................................................... 1,282,819 1,157
Dividends and interest .................................................... 4,274,790 1,068,451
European Union tax reclaims (Note 1 d ) ........................................ 40,633 3,983,043
Total assets ......................................................... 1,901,442,369 63,418,430
Liabilities:
Payables:
Investment securities purchased ............................................. 7,395 —
Capital shares redeemed .................................................. 10,007,979 33,327
Management fees ........................................................ 1,113,350 13,257
Distribution fees ......................................................... 134,863 9,414
Transfer agent fees ....................................................... 526,990 18,815
Reports to shareholders fees ............................................... 133,180 46,087
Professional fees ........................................................ 87,107 85,752
Trustees' fees and expenses ................................................ 2,199 1,155
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............ — 764,016
Funds advanced by custodian ................................................ — 63,626
Accrued expenses and other liabilities .......................................... 116,633 111,585
Total liabilities ........................................................ 12,129,696 1,147,034
Net assets, at value ................................................ $1,889,312,673 $62,271,396
Net assets consist of:
Paid-in capital ............................................................ $1,762,821,673 $224,320,359
Total distributable earnings (losses) ............................................ 126,491,000 (162,048,963)
Net assets, at value ................................................ $1,889,312,673 $62,271,396

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Class A:
Net assets, at value ...................................................... $528,965,734 $41,419,553
Shares outstanding ....................................................... 33,908,854 3,066,198
Net asset value per share
a
................................................. $15.60 $13.51
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $16.51 $14.30
Class C:
Net assets, at value ...................................................... $32,663,318 $1,042,403
Shares outstanding ....................................................... 2,221,829 80,118
Net asset value and maximum offering price per share
a
............................ $14.70 $13.01
Class R:
Net assets, at value ...................................................... $5,940,118 $377,968
Shares outstanding ....................................................... 386,476 28,132
Net asset value and maximum offering price per share ............................ $15.37 $13.44
Class R6:
Net assets, at value ...................................................... $346,328,396 $688,384
Shares outstanding ....................................................... 22,034,397 50,190
Net asset value and maximum offering price per share ............................ $15.72 $13.72
Advisor Class:
Net assets, at value ...................................................... $975,415,107 $18,743,088
Shares outstanding ....................................................... 62,191,066 1,371,032
Net asset value and maximum offering price per share ............................ $15.68 $13.67
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statements of Operations
for the year ended July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,991,033 and $293,499, respectively)
Unaffiliated issuers ....................................................... $20,772,116 $2,748,630
Non-controlled affiliates (Note 3f) ............................................ 84,730 —
Interest:
Unaffiliated issuers ....................................................... — 388
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 93 —
Non-controlled affiliates (Note 3 f ) ............................................ 62 —
Other income (Note 1 d ) ..................................................... — 139,759
Total investment income .................................................. 20,857,001 2,888,777
Expenses:
Management fees (Note 3 a ) .................................................. 19,112,825 629,254
Distribution fees: (Note 3c )
    Class A ............................................................... 1,777,666 125,832
    Class C ............................................................... 462,224 14,541
    Class R ............................................................... 36,331 2,286
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,055,980 105,958
    Class C ............................................................... 68,433 3,109
    Class R ............................................................... 10,860 973
    Class R6 .............................................................. 197,102 1,930
    Advisor Class ........................................................... 2,106,559 53,366
Custodian fees (Note 4 ) ..................................................... 172,197 8,368
Reports to shareholders fees ................................................. 258,233 12,310
Registration and filing fees ................................................... 149,052 75,268
Professional fees .......................................................... 91,453 86,333
Trustees' fees and expenses ................................................. 27,378 20,632
Other ................................................................... 91,925 80,952
Total expenses ........................................................ 25,618,218 1,221,112
Expense reductions (Note 4 ) .............................................. — (530)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (1,101,535) (252,880)
Net expenses ........................................................ 24,516,683 967,702
Net investment income (loss) ........................................... (3,659,682) 1,921,075
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 86,981,505 (5,158,103)
Foreign currency transactions ............................................... 247,307 (23,768)
Net realized gain (loss) ................................................. 87,228,812 (5,181,871)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (1,031,782,100) (10,714,262)
Translation of other assets and liabilities denominated in foreign currencies ............. (259,083) (767,068)
Net change in unrealized appreciation (depreciation) ........................... (1,032,041,183) (11,481,330)
Net realized and unrealized gain (loss) ........................................... (944,812,371) (16,663,201)
Net increase (decrease) in net assets resulting from operations ......................... $(948,472,053) $(14,742,126)

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin International Growth Fund Franklin International Small Cap Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,659,682) $(6,536,042) $1,921,075 $3,938,720
Net realized gain (loss) ............ 87,228,812 (17,244,499) (5,181,871) 22,639,650
Net change in unrealized appreciation
(depreciation) ................. (1,032,041,183) 669,528,690 (11,481,330) 8,835,321
Net increase (decrease) in net
assets resulting from operations . (948,472,053) 645,748,149 (14,742,126) 35,413,691
Distributions to shareholders:
Class A ........................ (14,061,063) (17,840,182) — —
Class C ........................ (618,253) (1,197,048) — —
Class R ........................ (141,213) (91,405) — —
Class R6 ....................... (11,070,606) (11,536,930) — —
Advisor Class ................... (34,285,765) (32,378,752) — —
Total distributions to shareholders ..... (60,176,900) (63,044,317) — —
Capital share transactions: (Note 2 )
Class A ........................ (171,767,099) 217,611,008 (4,386,144) (12,152,851)
Class C ........................ (12,556,814) 12,894,787 (1,762,750) (1,921,505)
Class R ........................ 60,984 5,301,908 (149,469) (491,347)
Class R6 ....................... (28,412,445) 66,578,434 (192,878) (4,185,976)
Advisor Class ................... (136,849,757) 202,715,936 (7,647,434) (33,133,250)
Total capital share transactions ....... (349,525,131) 505,102,073 (14,138,675) (51,884,929)
Net increase (decrease) in net
assets ..................... (1,358,174,084) 1,087,805,905 (28,880,801) (16,471,238)
Net assets:
Beginning of year .................. 3,247,486,757 2,159,680,852 91,152,197 107,623,435
End of year ...................... $1,889,312,673 $3,247,486,757 $62,271,396 $91,152,197

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6 and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in time deposits are valued at cost, which
approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
July 31, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At July 31, 2022, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Fund, and
the Funds previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders. The Funds previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2022, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2022
Shares sold
a
................................... 5,610,497 $112,507,501 343,549 $5,433,029
Shares issued in reinvestment of distributions .......... 674,836 13,989,341 — —
Shares redeemed ............................... (14,621,875) (298,263,941) (632,346) (9,819,173)
Net increase (decrease) .......................... (8,336,542) $(171,767,099) (288,797) $(4,386,144)
Year ended July 31, 2021
Shares sold
a
................................... 17,852,872 $370,168,450 270,918 $4,158,384
Shares issued in reinvestment of distributions .......... 709,102 14,557,860 — —
Shares redeemed ............................... (7,934,392) (167,115,302) (1,150,403) (16,311,235)
Net increase (decrease) .......................... 10,627,582 $217,611,008 (879,485) $(12,152,851)
Class C
Class C Shares:
Year ended July 31, 2022
Shares sold ................................... 351,033 $6,599,773 15,664 $241,926
Shares issued in reinvestment of distributions .......... 31,378 615,936 — —
Shares redeemed
a
.............................. (1,073,328) (19,772,523) (125,057) (2,004,676)
Net increase (decrease) .......................... (690,917) $(12,556,814) (109,393) $(1,762,750)
Year ended July 31, 2021
Shares sold ................................... 1,230,609 $24,422,783 21,342 $330,431
Shares issued in reinvestment of distributions .......... 61,338 1,193,633 — —
Shares redeemed
a
.............................. (638,610) (12,721,629) (158,387) (2,251,936)
Net increase (decrease) .......................... 653,337 $12,894,787 (137,045) $(1,921,505)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2022
Shares sold ................................... 113,619 $2,121,088 2,623 $39,977
Shares issued in reinvestment of distributions .......... 6,902 141,213 — —
Shares redeemed ............................... (117,922) (2,201,317) (11,358) (189,446)
Net increase (decrease) .......................... 2,599 $60,984 (8,735) $(149,469)
Year ended July 31, 2021
Shares sold ................................... 306,583 $6,422,782 7,125 $99,879
Shares issued in reinvestment of distributions .......... 4,501 91,405 — —
Shares redeemed ............................... (57,397) (1,212,279) (40,267) (591,226)
Net increase (decrease) .......................... 253,687 $5,301,908 (33,142) $(491,347)
Class R6
Class R6 Shares:
Year ended July 31, 2022
Shares sold ................................... 6,373,637 $123,725,583 13,375 $215,589
Shares issued in reinvestment of distributions .......... 489,484 10,200,857 — —
Shares redeemed ............................... (8,740,796) (162,338,885) (25,748) (408,467)
Net increase (decrease) .......................... (1,877,675) $(28,412,445) (12,373) $(192,878)
Year ended July 31, 2021
Shares sold ................................... 11,428,435 $239,148,993 44,234 $622,468
Shares issued in reinvestment of distributions .......... 521,126 10,756,050 — —
Shares redeemed ............................... (8,612,337) (183,326,609) (335,021) (4,808,444)
Net increase (decrease) .......................... 3,337,224 $66,578,434 (290,787) $(4,185,976)
Advisor Class
Advisor Class Shares:
Year ended July 31, 2022
Shares sold ................................... 29,035,296 $569,225,162 65,175 $1,030,051
Shares issued in reinvestment of distributions .......... 1,353,169 28,159,439 — —
Shares redeemed ............................... (40,969,267) (734,234,358) (552,557) (8,677,485)
Net increase (decrease) .......................... (10,580,802) $(136,849,757) (487,382) $(7,647,434)
Year ended July 31, 2021
Shares sold ................................... 26,119,140 $547,331,184 267,426 $3,878,637
Shares issued in reinvestment of distributions .......... 1,314,425 27,090,304 — —
Shares redeemed ............................... (17,624,086) (371,705,552) (2,706,843) (37,011,887)
Net increase (decrease) .......................... 9,809,479 $202,715,936 (2,439,417) $(33,133,250)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
a. Management Fees
Franklin International Growth Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
Franklin International Small Cap Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund has follows:
For the year ended July 31, 2022, each Fund’s gross effective investment management fee rate based on the average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.750% Over $1 billion, up to and including $2 billion
0.700% Over $2 billion, up to and including $5 billion
0.650% Over $5 billion, up to and including $10 billion
0.600% In excess of $10 billion
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Gross effective investment management fee rate ........ 0.723% 0.800%

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Under a subadvisory agreement, ClearBridge, an affiliate of Advisers, provides subadvisory services to Franklin International
Small Cap Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year.
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $144,584 $4,662
CDSC retained ........................... $29,776 $1,182
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended July 31, 2022, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Transfer agent fees ........................ $1,466,864 $74,933 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 84,459,275 $ 496,577,077 $ (548,314,531) $ — $ — $ 32,721,821 32,721,821 $ 84,730
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $— $10,360,000 $(10,360,000) $— $— $— — $62
Total Affiliated Securities ... $84,459,275 $506,937,077 $(558,674,531) $— $— $32,721,821 $84,792
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.86%
based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Small Cap Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 1.05% based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin International Growth Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30, 2022.
Prior to December 1, 2021, the Class R6 transfer agent fees were limited to 0.01% based on the average net assets of the class.
For Franklin International Small Cap Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30,
2022. Prior to December 1, 2021, the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
h. Other Affiliated Transactions
During the year ended July 31, 2021, affiliated parties reimbursed the Franklin International Small Cap Fund $54,272 for
losses resulting from a NAV error. This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fu nds' custodian expenses. D uring the year ended July 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2022, the capital loss carryforwards were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 16,446,918
Long term ............................. — 136,603,064
Total capital loss carryforwards ............ $— $153,049,982
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022, Franklin International Growth Fund deferred late-year ordinary losses of
$30,506,235.
The tax character of distributions paid during the years ended July 31, 2022 and 2021, was as follows:
At July 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares and wash sales.
The Funds, except for Fund Franklin International Small Cap Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2022, were as follows:
Franklin International Growth Fund
Franklin International Small Cap
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $30,568,639 $2,014,258 $— $—
Long term capital gain .................... 29,608,261 61,030,059 — —
$60,176,900 $63,044,317 $— $—
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
a a a
Cost of investments ....................... $1,757,142,203 $72,399,910
Unrealized appreciation ..................... $367,712,580 $2,048,245
Unrealized depreciation ..................... (235,980,865) (16,166,161)
Net unrealized appreciation (depreciation) ....... $131,731,715 $(14,117,916)
Distributable earnings:
Undistributed ordinary income ................ $— $3,564,984
Undistributed long term capital gains ........... 25,432,154 —
Total distributable earnings .................. $25,432,154 $3,564,984
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Purchases .............................. $461,137,324 $21,684,229
Sales .................................. $827,731,691 $32,614,026
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2022, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 74,429,359 $ — $ 74,429,359
Air Freight & Logistics ................... — 69,928,876 — 69,928,876
Banks ............................... — 55,307,169 — 55,307,169
Biotechnology ......................... — 133,426,423 — 133,426,423
Capital Markets ........................ — 131,799,601 — 131,799,601
Chemicals ........................... — 180,825,248 — 180,825,248
Diversified Telecommunication Services ..... — 38,021,625 — 38,021,625
Entertainment ......................... — 66,595,322 — 66,595,322
Health Care Equipment & Supplies ......... — 120,985,257 — 120,985,257
Internet & Direct Marketing Retail .......... 65,910,510 — — 65,910,510
IT Services ........................... 36,571,500 207,927,282 — 244,498,782
Life Sciences Tools & Services ............ — 67,034,791 — 67,034,791
Media ............................... — 134,601,611 — 134,601,611
Pharmaceuticals ....................... — 54,322,128 — 54,322,128
Professional Services ................... 65,205,000 51,117,937 — 116,322,937
Semiconductors & Semiconductor Equipment . — 63,226,513 — 63,226,513
Software ............................. 129,733,400 109,182,545 — 238,915,945
Short Term Investments ................... 32,721,821 — — 32,721,821
Total Investments in Securities ........... $330,142,231 $1,558,731,687
a
$— $1,888,873,918
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 628,677 — 628,677
Air Freight & Logistics ................... — 1,919,485 — 1,919,485
Airlines .............................. 497,823 372,431 — 870,254
Auto Components ...................... — 494,752 — 494,752
Banks ............................... — 5,298,030 — 5,298,030
Building Products ...................... — 803,685 — 803,685
Capital Markets ........................ 600,447 624,047 — 1,224,494
Chemicals ........................... — 1,126,427 — 1,126,427
Commercial Services & Supplies ........... — 1,545,612 — 1,545,612
Construction & Engineering ............... — 2,054,369 — 2,054,369
Construction Materials .................. — 1,071,432 — 1,071,432
Diversified Financial Services ............. — 362,671 — 362,671
Electrical Equipment .................... — 2,040,349 — 2,040,349
Electronic Equipment, Instruments &
Components ........................ 310,240 — — 310,240
Energy Equipment & Services ............. 1,251,299 — — 1,251,299
Entertainment ......................... — 276,534 — 276,534
Food & Staples Retailing ................. — 750,025 — 750,025
Food Products ........................ — 1,139,288 — 1,139,288
Health Care Equipment & Supplies ......... — 1,999,456 — 1,999,456
Health Care Providers & Services .......... — 338,705 — 338,705
Hotels, Restaurants & Leisure ............. 596,699 1,514,178 — 2,110,877
Household Durables .................... — 905,315 — 905,315
IT Services ........................... — 797,794 — 797,794
Leisure Products ....................... — 358,442 — 358,442
Machinery ............................ 1,179,619 4,453,788 — 5,633,407
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Marine .............................. $ 162,728 $ — $ — $ 162,728
Media ............................... — 521,338 — 521,338
Metals & Mining ....................... 2,479,772 1,843,991 — 4,323,763
Oil, Gas & Consumable Fuels ............. 1,227,671 2,252,809 — 3,480,480
Personal Products ..................... — 726,850 — 726,850
Pharmaceuticals ....................... — 514,433 — 514,433
Professional Services ................... 894,252 876,817 — 1,771,069
Real Estate Management & Development .... 766,053 927,979 — 1,694,032
Semiconductors & Semiconductor Equipment . — 1,423,734 — 1,423,734
Specialty Retail ........................ 537,666 492,369 — 1,030,035
Textiles, Apparel & Luxury Goods .......... — 1,377,843 — 1,377,843
Trading Companies & Distributors .......... — 4,054,918 — 4,054,918
Transportation Infrastructure .............. — 1,413,774 — 1,413,774
Water Utilities ......................... — 475,378 — 475,378
Total Investments in Securities ........... $10,504,269 $47,777,725
b
$— $58,281,994
a
Includes foreign securities valued at $1,558,731,687, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $47,777,725, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
11. Fair Value Measurements
(continued)

Franklin Global Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin International Growth Fund and Franklin
International Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Franklin
International Growth Fund and Franklin International Small Cap Fund (two of the funds constituting Franklin Global Trust, hereafter collectively referred to as the "Funds") as of July 31, 2022, the related statements of operations for the year ended
July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2022 and each of the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Global Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their period.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended July 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund s during the year ended J ul y 31, 202 2 :
Pursuant to:
Franklin
International
Growth Fund
Franklin
International Small
Cap Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $32,964,411 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $16,837,078 $2,548,189
Franklin
International
Growth Fund
Franklin
International Small
Cap Fund
Foreign Taxes Paid $1,991,033 —

Franklin Global Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Global Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2000
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Global Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Global Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin International Growth Fund
Franklin International Small Cap Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Global
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Templeton Institutional,
LLC (FTI LLC) and the Trust, on behalf of the Franklin
International Growth Fund, the investment management
agreement between Franklin Advisers, Inc. (FAI) and the
Trust, on behalf of the Franklin International Small Cap
Fund and the investment sub-advisory agreement between
FAI and ClearBridge Investments, LLC (Sub-Adviser) on
behalf of the Franklin International Small Cap Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately
as the Board deemed appropriate. FTI LLC, FAI and Sub-
Adviser are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided
by each Manager; (ii) the investment performance of
each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.

Franklin Global Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin International Growth Fund - The Performance
Universe for this Fund included the Fund and all retail and
institutional international multi-cap growth funds. The Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median and in
the first quintile (best) of its Performance Universe, but for the one-year period was below the median and in the fifth
quintile (worst) of its Performance Universe. The Board also noted that, although the Fund’s one-year annualized total
return was below the median of its Performance Universe,
the return exceeded 5.0% for the one-year period and
exceeded 10.0% for each other reporting period. The Board
concluded that the Fund’s performance was satisfactory.
Franklin International Small Cap Fund - The
Performance Universe for this Fund included the Fund
and all retail and institutional international small-/mid-cap core funds. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe.
The Board discussed the performance of the Fund with
management and management reminded the Board that
the Sub-Adviser was retained to sub-advise the Fund in
June 2021 and explained that the Sub-Adviser has been
actively repositioning the Fund’s portfolio consistent with the
Sub-Adviser’s value investment philosophy. Management
further explained that stock selection was the primary
detractor of the Fund’s longer-term performance in sectors
such as communication services, financials and health
care, among others. Management discussed with the Board
the actions that are being taken in an effort to improve the performance of the Fund, including enhancements to the
Fund’s portfolio positioning. The Board concluded that the
Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for: (i) Class A shares for the
Franklin International Growth Fund and for the other funds
in the Expense Group, and (ii) Advisor Class shares for the
Franklin International Small Cap Fund and for Institutional
Class shares, Class I shares, Class P, Class R5 shares

Franklin Global Trust
Shareholder Information

franklintempleton.com
Annual Report
and Class W shares for certain other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
Franklin International Growth Fund - The Expense
Group for this Fund included the Fund and 11 other
international multi-cap growth funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were below the medians of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin International Small Cap Fund - The
Expense Group for this Fund included the Fund, two other
international small-/mid-cap core funds, 12 international
small-/mid-cap growth funds, and three international small-/
mid-cap value funds. The Board noted that the Management
Rate for the Fund was below the median and in the first
quintile (least expensive) of its Expense Group, but its actual total expense ratio was above the median of its Expense
Group. The Board also noted that the actual total expense
ratio reflected a fee waiver from management. The Board
noted that the Fund’s Sub-Adviser is paid by FAI out of
the management fee FAI receives from the Fund and that
the allocation of the fee between FAI and the Sub-Adviser
reflected the services provided by each to the Fund. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for the Franklin International
Growth Fund, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Managers’ view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur
across the FT family of funds as a whole. The Board noted
that the Franklin International Small Cap Fund does not
have an asset size that would likely enable the Fund to
achieve economies of scale, but concluded that to the extent

Franklin Global Trust
Shareholder Information

franklintempleton.com
Annual Report
economies of scale may be realized by a Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton

Franklin Global Trust
Shareholder Information

franklintempleton.com
Annual Report
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 A 09/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Global Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
July 31, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Annual Report
1
Contents
Annual Report
Franklin Emerging Market Debt Opportunities Fund 2
Performance Summary 5
Your Fund’s Expenses 8
Consolidated Financial Highlights and Consolidated
Schedule of Investments 9
Consolidated Financial Statements 15
Notes to Consolidated Financial Statements 18
Report of Independent Registered
Public Accounting Firm 32
Tax Information 33
Board Members and Officers 34
Shareholder Information 39
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
ftinstitutional.com
Annual Report
ANNUAL REPORT
Franklin Emerging Market Debt Opportunities Fund
This annual report for Franklin Emerging Market Debt
Opportunities Fund covers the fiscal year ended July 31,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in debt securities of emerging market countries. The Fund
invests mainly in debt securities issued by sovereign and
subsovereign government entities, but also including
securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
*Includes securities determined to have no value at 7/31/22.
**For detailed categories, see accompanying Consolidated Schedule of Invest-
ments.
Performance Overview
The Fund posted a -15.52% cumulative total return for
the 12 months under review. In comparison, the Fund’s
first benchmark, the J.P. Morgan (JPM) Emerging Markets
Bond Index (EMBI) Global Diversified Index, which tracks
total returns for U.S. dollar-denominated debt instruments
issued by emerging market sovereign and quasi-sovereign
entities, posted a -19.28% cumulative total return.
1
The
Fund’s second benchmark, the JPM EMBI Global Diversified
ex-GCC Index, which tracks total returns for U.S. dollar-
denominated debt instruments issued by emerging market
sovereign and quasi-sovereign entities, excluding Saudi
Arabia, Qatar, the United Arab Emirates, Bahrain and
Kuwait, posted a -21.73% cumulative total return.
2
The
Fund’s third benchmark, the JPM Government Bond Index-
Emerging Markets (GBI-EM) Broad Diversified Index (USD
Unhedged), which tracks local currency bonds issued in
emerging markets, posted a -15.94% cumulative total
return.
1
Also for comparison, the Fund’s fourth benchmark,
the ICE BofA Emerging Market Corporate Plus (USD
Hedged) Index, which tracks the performance of U.S.
dollar-denominated and euro-denominated emerging market
non-sovereign debt publicly issued within the major domestic and Eurobond markets, posted a -15.22% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Economic and Market Overview
During the 12 months under review, the spread-to-worst
of U.S.-dollar (USD) emerging market (EM) government
bonds widened in excess of 100 basis points (bps) to 533
bps by period-end. The main drivers of spread widening
were the escalation of geopolitical tensions between Russia
and Ukraine, which reached outright conflict by the end of
February 2022, as well as the geopolitical and economic
repercussions for the rest of the world as a result. In
addition, the International Monetary Fund (IMF) downgraded
its growth forecast for emerging market and developing
economies in 2022 by one percentage point to 3.8% in its
April 2022 World Economic Outlook.
U.S. inflation rose throughout the period, accelerating to a rate of 9.1% in June 2022, above consensus forecasts of
8.8%, which was the highest level recorded since June 1981.
This prompted further hawkish rhetoric from the U.S. Federal
Reserve (Fed). Consequently, U.S. 10-year Treasury yields
spiked by more than 100 bps to reach 2.65% at the end of
July 2022, having challenged the 3.5% level in early June.
Portfolio Composition
7/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 57.6%
Corporate Bonds 18.2%*
Quasi-Sovereign Bonds 11.3%*
Supranational 5.5%
Warrants 2.6%
Other** 0.8%*
Short-Term Investments & Other Net Assets 4.0%
1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
10
.

Franklin Emerging Market Debt Opportunities Fund
3
ftinstitutional.com
Annual Report
This movement placed further pressure on the EM debt
asset class.
Oil prices surged by around 50% over the period under
review. The Brent crude benchmark hit a peak high at the
start of March 2022, before moderating slightly lower by the end of the period.
Investment Strategy
Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Manager’s Discussion
During the 12 months under review, the key geopolitical
event was an escalation in tensions between Russia and
Ukraine, which ultimately gave way to outright conflict in
late February 2022. Belarus was caught up in the fallout
due to its geographical proximity and its strategic use by
Russian forces to gain access to Ukrainian provinces.
As such, Belarus became subject to similar sanctions to
those imposed on Russia. However, the portfolio retained a
position in a 2022 local-currency security of the Development
Bank of the Republic of Belarus. Contrary to market
expectations, this bond was redeemed at par value in May
2022, having traded in single digits in the run-up to maturity, injecting a significantly positive influence on performance.
Geographic Composition
7/31/22
% of Total
Net Assets
Mexico 7.3%
Supranational 5.5%
Turkey 5.5%
South Africa 4.4%
Kazakhstan 4.1%
Dominican Republic 3.9%
Suriname 3.8%
Colombia 3.8%
Uzbekistan 3.1%
Angola 3.0%
Nigeria 2.9%
Venezuela 2.9%
Iraq 2.9%
Argentina 2.8%
Trinidad and Tobago 2.8%
Uruguay 2.7%
Egypt 2.7%
Ghana 2.6%
Gabon 2.2%
Grenada 2.1%
Ukraine 1.9%
Ethiopia 1.5%
Armenia 1.4%
Czech Republic 1.4%
Benin 1.4%
Honduras 1.3%
Costa Rica 1.3%
Tunisia 1.2%
Mozambique 1.2%
El Salvador 1.1%
Georgia 1.1%
Kenya 1.1%
Brazil 1.1%
Peru 1.1%
Paraguay 1.0%
Other 5.9%
Short-Term Investments & Other Net Assets 4.0%

Franklin Emerging Market Debt Opportunities Fund
4
ftinstitutional.com
Annual Report
Surinamese bonds delivered a resilient performance over
the course of the review period. During the first quarter of
2022, Total Energy and APA Corporation made another
significant new oil and gas discovery at the Krabdagu-1
well, in the central area of Block 58, offshore Suriname.
The successful exploration is a significant addition to the
discovered resources in the central area of Block 58 and we
believe, will encourage further exploration. In our opinion, as more oil and gas are discovered in Suriname, the weaker
the government’s request for a severe haircut on its bond
debt becomes, which could thereby drive up the price of
these securities. A further factor was the country’s progress under its International Monetary Fund program, a sign that
the Surinamese authorities are making good headway in
implementing the ambitious set of reforms that underpin their economic recovery strategy, in our view.
As mentioned above, an extended period of geopolitical
tensions between Russia and Ukraine ultimately led
to conflict in the latter stages of the review period. The
resilience, or lack thereof, of Ukrainian hard-currency bonds fluctuated from month-to-month in the aftermath, although
the predominant trend proved sharply negative. Initially, it was feared that a Russian victory would jeopardize Ukraine’s sovereign status. However, with no prospect of a short-term
resolution, rhetoric quickly shifted towards concerns over the country’s ability to meet its debt repayment schedule during the third quarter of 2022 and beyond, which was confirmed
by a formal request by authorities for a two-year grace period on the country’s sovereign external debt service at the end of
July 2022.
The sweeping financial sanctions that have been
implemented by the U.S. and European Union against
Belarus and Russia, most significantly the freezing of
Russia’s international reserves held in the U.S. and Europe, made it increasingly difficult for payments made by Russia
to service its external debt to international bondholders. The expiry in May 2022 of an Office of Foreign Assets Control
(OFAC) license that allowed for debt service payments to
be processed by U.S. banks ultimately resulted in Russia
formally defaulting on its external debt at the end of June
2022. This situation impacted most other Russian borrowers,
causing very weak performance of this section of the
portfolio.
For the 12 months ended July 31, 2022, the USD rose in
value relative to most currencies. As a result, the Fund’s
performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/22
Issuer
Industry , Country
% of Total
Net Assets
a a
Mexico Government Bond 5.4%
Diversified Financial Services, Mexico
Dominican Republic Government Bond 3.9%
Diversified Financial Services, Dominican
Republic
Suriname Government Bond 3.8%
Diversified Financial Services, Suriname
Meridiam Eastern Europe Investments SAS 3.1%
Diversified Financial Services, Turkey
Uzbekistan Government Bond 3.1%
Diversified Financial Services, Uzbekistan
Kazakhstan Government Bond 3.0%
Diversified Financial Services, Kazakhstan
Angola Government Bond 3.0%
Diversified Financial Services, Angola
Iraq Government Bond 2.9%
Diversified Financial Services, Iraq
Inter-American Development Bank 2.8%
Diversified Financial Services, Supranational
Provincia del Chubut Argentina 2.8%
Municipal Bonds, Argentina
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2022
Franklin Emerging Market Debt Opportunities Fund
5
ftinstitutional.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -15.52% -15.52%
5-Year +2.59% +0.51%
10-Year +29.94% +2.65%
See page 7 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
6
ftinstitutional.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $50,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/1/12–7/31/22

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
7
ftinstitutional.com
Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. In addition, interest-rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction, a waiver related to the management fee paid by a Fund subsidiary and a fee waiver associated with any investments it makes in a
Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The J.P. Morgan (JPM) EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for
U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The ICE BofA Emerging Market
Corporate Plus (USD Hedged) Index tracks the performance of U.S. dollar-denominated and euro-denominated emerging market non-sovereign debt publicly issued within the major domestic and Eurobond markets. The JPM GBI-EM Broad Diversified Index (USD Unhedged) tracks local currency bonds issued by emerging markets. Weightings among countries are more evenly distributed within the index than in the global diversified index.
5. Source: FactSet. The JPM EMBI Global Diversified ex-GCC Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, excluding Saudi Arabia, Qatar, the United Arab Emirates, Bahrain and Kuwait. Due to data availability, performance for the JPM EMBI Global
Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
1.01% 1.26%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
8
ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $869.30 $4.64 $1,019.83 $5.02 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
9
a
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $10.19 $11.66 $11.68 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.77 0.71 0.97 0.97 0.86
Net realized and unrealized gains (losses) ........... (2.59) 0.83 (1.64) (0.13) (0.36)
Total from investment operations .................... (1.82) 1.54 (0.67) 0.84 0.50
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.80) (0.86) (0.47)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... — — (0.80) (0.86) (0.50)
Net asset value, end of year ....................... $9.91 $11.73 $10.19 $11.66 $11.68
Total return .................................... (15.52)% 15.11% (6.24)% 8.04% 4.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.24% 1.15% 1.11% 1.09%
Expenses net of waiver and payments by affiliates
c
...... 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ........................... 6.90% 6.34% 8.95% 8.58% 7.31%
Supplemental data
Net assets, end of year (000’s) ..................... $55,697 $135,374 $111,159 $387,888 $518,344
Portfolio turnover rate ............................ 43.31% 61.28% 34.71% 14.29% 33.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments, July 31, 2022
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.6%
Diversified Financial Services 2.6%
b,d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 547,500
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 911,318
1,458,818
Total Warrants (Cost $18,386,506) .............................................
1,458,818
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 11.3%
Diversified Financial Services 3.1%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 1,885,714 EUR 1,745,112
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
1,745,112
Municipal Bonds 2.8%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.24% ,
7/26/30 ........................................... Argentina 2,142,200 1,544,445
Oil, Gas & Consumable Fuels 3.4%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 700,000 698,670
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 600,000 494,946
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 ...........................................
Trinidad and
Tobago 650,000 672,425
1,866,041
Road & Rail 1.1%
d
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 700,000 595,388
Transportation Infrastructure 0.9%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,868,825,700 COP 525,316
Total Quasi-Sovereign Bonds (Cost $10,696,410) ................................
6,276,302

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 18.2%
Airlines 1.3%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 800,000 $ 729,696
Banks 3.3%
d
Access Bank plc , Senior Note , 144A, 6.125% , 9/21/26 .......... Nigeria 600,000 446,310
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/26/23, FRN thereafter ,
4/27/28 ........................................... Turkey 650,000 564,603
d
Fidelity Bank plc ,
Senior Note, 144A, 10.5%, 10/16/22 ..................... Nigeria 400,000 394,400
Senior Note, 144A, 7.625%, 10/28/26 .................... Nigeria 550,000 435,215
1,840,528
Capital Markets 1.1%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 650,000 619,453
Chemicals 1.4%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 389,210
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 400,000 365,094
754,304
Construction & Engineering 0.6%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 400,000 356,748
Construction Materials 0.6%
d
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 400,000 321,954
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 700,000 565,236
Metals & Mining 1.9%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,086,439 1,038,273
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Oil, Gas & Consumable Fuels 4.8%
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 800,000 766,780
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 297,556
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 750,000 602,756
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 270,000 251,964
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 402,000 332,876
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 420,000 394,311
2,646,243
Real Estate Management & Development 0.6%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 361,404

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.6%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 $ 894,488
Total Corporate Bonds (Cost $17,588,740) ......................................
10,128,327
l
Loan Participations and Assignments 0.8%
a,c,h
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —
Global Distressed Alpha Fund III LP ,
a,c,f,k,m
PIK, 12%, Perpetual .................................. United States 1,245,692 464,984
Total Loan Participations and Assignments (Cost $2,074,668) ....................
464,984
Foreign Government and Agency Securities 57.6%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 1,680,000 1,352,496
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 400,000 323,992
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 35,491
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 1,050,000 787,553
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 1,050,000 EUR 762,780
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 700,000 EUR 483,095
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,000,000,000 COP 1,070,702
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 800,000 715,801
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 900,000 740,361
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 78,000,000 DOP 1,429,188
Egypt Government Bond ,
d
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 316,094
d
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 700,000 393,722
Senior Note, 14.196%, 7/07/23 .......................... Egypt 5,100,000 EGP 266,197
Senior Note, 13.659%, 9/07/23 .......................... Egypt 9,700,000 EGP 502,338
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 1,900,000 629,270
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 809,565
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 800,000 567,000
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 900,000 643,455
d
Grenada Government Bond ,
Senior Bond, 144A, 7%, 5/12/30 ......................... Grenada 894,645 733,608
Senior Bond, Reg S, 7%, 5/12/30 ........................ Grenada 529,424 434,128
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 1,000,000 748,243
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,842,500 1,595,283
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 300,000 333,965
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 600,000 510,030
d
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 400,000 340,335
Kazakhstan MEUKAM ,
Senior Bond, 5.3%, 4/26/23 ............................ Kazakhstan 391,961,000 KZT 780,507
Senior Bond, 5%, 5/15/23 ............................. Kazakhstan 290,000,000 KZT 573,544

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Kenya Government Bond , Senior Note , 12.5% , 5/12/25 .........
Kenya 72,250,000 KES $ 619,144
Mexican Bonos Desarr Fixed Rate , M , Senior Bond , 8% , 11/07/47 .
Mexico 27,400,000 MXN 1,238,517
j
Mexican Udibonos , S , Index Linked, Senior Bond , 4% , 11/30/28 .. Mexico 23,035,316 MXN 1,130,228
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 650,000 638,876
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 950,000 646,950
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 430,304
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 3,000,000 PEN 599,625
h
Russia Government Bond , Senior Bond , 7.65% , 4/10/30 ........ Russia 118,425,000 RUB 446,170
d
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 511,226 396,200
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 30,900,000 ZAR 1,482,460
d,h
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 1,200,000 984,000
Senior Note, 144A, 9.875%, 12/30/23 ..................... Suriname 1,400,000 1,155,700
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 682,469
d
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/32 . Ukraine 2,600,000 517,826
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 61,000,000 UYU 1,277,478
j
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 9,734,241 UYU 236,674
d
Uzbekistan Government Bond ,
Senior Note, 144A, 14.5%, 11/25/23 ...................... Uzbekistan 6,200,000,000 UZS 579,150
Senior Note, 144A, 14%, 7/19/24 ........................ Uzbekistan 12,320,000,000 UZS 1,134,456
Total Foreign Government and Agency Securities (Cost $43,611,203) ..............
32,074,970
Supranational 5.5%
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
17.5% , 9/14/22 ..................................... Supranational
n
11,750,000 TRY 619,551
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
n
2,600,000 GEL 896,289
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
n
23,000,000,000 IDR 1,573,288
Total Supranational (Cost $3,801,463) ..........................................
3,089,128
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $101,192,368) ...............................
53,492,529
a

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
14
At July 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 11 regarding other derivative information.
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.6%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 1,426,619 $ 1,426,619
Total Money Market Funds (Cost $1,426,619) ...................................
1,426,619
Total Short Term Investments (Cost $1,426,619 ) .................................
1,426,619
a
Total Investments (Cost $102,618,987) 98.6% ...................................
$54,919,148
Other Assets, less Liabilities 1.4% .............................................
778,275
Net Assets 100.0% ...........................................................
$55,697,423
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $35,492,207, representing 63.7% of net assets.
e
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(e).
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
See Note 7 regarding credit risk and defaulted securities.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note 1(g).
k
Income may be received in additional securities and/or cash.
l
See Note 1(d) regarding loan participations and assignments.
m
Perpetual security with no stated maturity date.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
See Note 3(d) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 300,000 302,887 9/13/22 $ 4,671 $ —
Euro ............. CITI Sell 3,300,000 3,556,773 9/13/22 173,630 —
Japanese Yen ...... RBCCM Sell 92,000,000 692,823 9/13/22 673 —
Total Forward Exchange Contracts ................................................... $178,974 $—
Net unrealized appreciation (depreciation) ............................................ $178,974
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 31 .

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
July 31, 2022
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
15
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $101,192,368
Cost - Non-controlled affiliates (Note 3d) ........................................................ 1,426,619
Value - Unaffiliated issuers .................................................................. $53,492,529
Value - Non-controlled affiliates (Note 3d) ....................................................... 1,426,619
Cash .................................................................................... 5,813
Foreign currency, at value (cost $492,418) ........................................................ 482,305
Receivables:
Capital shares sold ........................................................................ 10,152
Interest ................................................................................. 1,179,860
Unrealized appreciation on OTC forward exchange contracts .......................................... 178,974
Total assets .......................................................................... 56,776,252
Liabilities:
Payables:
Capital shares redeemed ................................................................... 862,805
Management fees ......................................................................... 28,178
Transfer agent fees ........................................................................ 4,101
Professional fees ......................................................................... 101,894
Trustees' fees and expenses ................................................................. 1,342
Accrued expenses and other liabilities ........................................................... 80,509
Total liabilities ......................................................................... 1,078,829
Net assets, at value ................................................................. $55,697,423
Net assets consist of:
Paid-in capital ............................................................................. $177,052,738
Total distributable earnings (losses) ............................................................. (121,355,315)
Net assets, at value ................................................................. $55,697,423
Shares outstanding ......................................................................... 5,619,487
Net asset value and maximum offering price per share ............................................... $9.91

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended July 31, 2022
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d) ............................................................. $6,320
Interest: (net of foreign taxes of $36,487)
Unaffiliated issuers ........................................................................ 8,128,908
Total investment income ................................................................... 8,135,228
Expenses:
Management fees (Note 3 a ) ................................................................... 874,996
Transfer agent fees (Note 3 c ) .................................................................. 43,899
Custodian fees (Note 4 ) ...................................................................... 19,715
Reports to shareholders fees .................................................................. 16,162
Registration and filing fees .................................................................... 24,865
Professional fees ........................................................................... 176,635
Trustees' fees and expenses .................................................................. (8,174)
Other .................................................................................... 24,261
Total expenses ......................................................................... 1,172,359
Expense reductions (Note 4 ) ............................................................... (76)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (141,944)
Net expenses ......................................................................... 1,030,339
Net investment income ................................................................ 7,104,889
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,936,197)
Foreign currency transactions ................................................................ 748,072
Forward exchange contracts ................................................................. 397,953
Net realized gain (loss) .................................................................. (8,790,172)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (13,359,453)
Translation of other assets and liabilities denominated in foreign currencies .............................. 78,518
Forward exchange contracts ................................................................. 125,946
Change in deferred taxes on unrealized appreciation ............................................... 30,159
Net change in unrealized appreciation (depreciation) ............................................ (13,124,830)
Net realized and unrealized gain (loss) ............................................................ (21,915,002)
Net increase (decrease) in net assets resulting from operations .......................................... $(14,810,113)

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
17
Franklin Emerging Market Debt Opportunities
Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,104,889 $7,081,201
Net realized gain (loss) ................................................. (8,790,172) (16,188,656)
Net change in unrealized appreciation (depreciation) ........................... (13,124,830) 24,681,396
Net increase (decrease) in net assets resulting from operations ................ (14,810,113) 15,573,941
Capital share transactions (Note 2 ) .......................................... (64,866,185) 8,641,059
Net increase (decrease) in net assets ................................... (79,676,298) 24,215,000
Net assets:
Beginning of year ....................................................... 135,373,721 111,158,721
End of year ........................................................... $55,697,423 $135,373,721

Franklin Global Trust
Notes to Consolidated Financial Statements
Franklin Emerging Market Debt Opportunities Fund
18
ftinstitutional.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Emerging Market Debt
Opportunities Fund (Fund) is included in this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Global Trust
Notes to Consolidated Financial Statements
19
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
20
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At July 31, 2022,
the Fund had no OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
d. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
e. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2022,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At July
31, 2022, the net assets of FT Subsidiary were $1,388,836,
representing 2.5% of the Fund's consolidated net assets.
The Fund’s investment in FT Subsidiary is limited to 25% of
consolidated assets.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
21
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
22
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of FT Subsidiary as follows:
For the year ended July 31, 2022, the gross effective investment management fee rate was 0.850% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 4,180,738 $46,662,620 6,212,135 $70,317,466
Shares redeemed ............................... (10,106,573) (111,528,805) (5,575,686) (61,676,407)
Net increase (decrease) .......................... (5,925,835) $(64,866,185) 636,449 $8,641,059
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion

Franklin Global Trust
Notes to Consolidated Financial Statements
23
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended July 31, 2022, the Fund paid transfer agent fees of $43,899, which were retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended July 31, 2022, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2022, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 7,120,269 $ 70,860,351 $ (76,554,001) $ — $ — $ 1,426,619 1,426,619 $ 6,320
Total Affiliated Securities ... $7,120,269 $70,860,351 $(76,554,001) $— $— $1,426,619 $6,320
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
24
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
At July 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, corporate actions, inflation related adjustments on foreign securities, investments in Alternative Strategies Fund, and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2022, aggregated
$40,599,052 and $85,442,959, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2022, the Fund had 72.2% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2022, the aggregate value of these securities was $2,585,870 representing 4.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,488,687
Long term ................................................................................ 53,950,268
Total capital loss carryforwards ............................................................... $68,438,955
Cost of investments .......................................................................... $115,314,020
Unrealized appreciation ........................................................................ $373,725
Unrealized depreciation ........................................................................ (60,589,623)
Net unrealized appreciation (depreciation) .......................................................... $(60,215,898)
Distributable earnings:
Undistributed ordinary income ................................................................... $7,309,075

Franklin Global Trust
Notes to Consolidated Financial Statements
25
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At July 31, 2022, the Fund had 0.8% of its net assets invested in securities with significant economic risk or exposure to Russia.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Concentration of Risk
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
26
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page 31 .
11. Other Derivative Information
At July 31, 2022, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,245,692
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 7/30/22 1,068,723 464,984
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 ..................................
10/12/09
- 10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $10,208,046 $464,984
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of July 31, 2022.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 178,974 Unrealized depreciation on OTC
forward exchange contracts
$ —
Value recovery instruments ...
Investments in securities, at value 547,500
a
Investments in securities, at value —
Total .................... $726,474 $—
10. Restricted Securities
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
27
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the year ended July 31, 2022, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended J u l y 31, 202 2 , the average month end contract value for forward excha nge contracts and average month end fa ir value of VRI, was $ 6 , 711 , 653 and $ 1,3 56 , 478 , respectively.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 31 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended July 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $397,953 Forward exchange contracts $125,946
Value recovery instruments Investments — Investments $(1,788,490)
a
Total ....................... $397,953 $(1,662,544)
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
11. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
28
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 547,500 911,318 1,458,818
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 4,531,190 1,745,112
a
6,276,302
Corporate Bonds :
Airlines .............................. — 729,696 — 729,696
Banks ............................... — 1,840,528 — 1,840,528
Capital Markets ........................ — 619,453 — 619,453
Chemicals ........................... — 754,304 — 754,304
Construction & Engineering ............... — 356,748 — 356,748
Construction Materials .................. — 321,954 — 321,954
Food Products ........................ — 565,236 — 565,236
Metals & Mining ....................... — 1,038,273 — 1,038,273
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 2,646,243 — 2,646,243
Real Estate Management & Development .... — 361,404 — 361,404
Wireless Telecommunication Services ....... — 894,488 — 894,488
Loan Participations and Assignments ......... — — 464,984
a
464,984
Foreign Government and Agency Securities .... — 32,074,970 — 32,074,970
Supranational ........................... — 3,089,128 — 3,089,128
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,426,619 — — 1,426,619
Total Investments in Securities ........... $1,426,619 $50,371,115 $3,121,414 $54,919,148
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 178,974 $ — $ 178,974
Total Other Financial Instruments ......... $— $178,974 $— $178,974
a
Includes securities determined to have no value at July 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
29
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
e
$ — $ — $ — $ — $ — $ — $ — $ —
e
$ —
Multiline Retail ...... —
e
— — — — — — — —
e
—
Warrants :
Diversified Financial
Services ........ 1,126,258 — — — — — — (214,940) 911,318 (214,940)
Private Limited Partnership
Funds :
Capital Markets ..... —
e
— — — — — — — —
e
—
Quasi-Sovereign Bonds . 1,366
e
2,518,242 (253,695)
e
— — — (26,111) (494,690) 1,745,112
e
(493,325)
Corporate Bonds :
Multiline Retail ...... —
e
—
e
— — — — — — —
e
—
Loan Participations and
Assignments ....... 373,057 362,899 (376,816) 1,416,396 — (2,723) (71,986) (1,235,843) 464,984
e
(1,231,570)
Escrows and Litigation
Trusts ........... — —
e
(5,961) — — — 5,961 — —
e
—
Total Investments in
Securities ............ $1,500,681 $2,881,141 $(636,472) $1,416,396 $— $(2,723) $(92,136) $(1,945,473) $3,121,414 $(1,939,835)
Other Financial Instruments:
Restricted Currency (ARS)
$173,982 $— $— $— $(173,982) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs.
d
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
e
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
30
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2022, are as follows:
See Abbreviations on page 31 .
14. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
$464,984 Recovery value Weighted probability
of cash flow
$4.4 mil Increase
b
Discount rate 25.0% Decrease
b
Quasi Sovereign Bonds:
Diversified Financial
Services
1,745,112 Discounted cash flow Discount rate 13.4% Decrease
b
Warrants:
Diversified Financial
Services
...........
911,318 Market comparables Implied recovery 6.1% Increase
b
All other
............
—
c
Total
...............
$3,121,414
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes securities determined to have no value at July 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
31
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
ARS
Argentine Peso
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
RUB
Russian Ruble
TRY
Turkish Lira
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand

Franklin Global Trust
Report of Independent Registered Public Accounting Firm
32
ftinstitutional.com
Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin Emerging Market Debt Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Franklin Emerging Market Debt Opportunities Fund (one of the funds constituting Franklin Global Trust, hereafter referred to as the "Fund") as of July 31, 2022, the related consolidated statement of operations for the year ended
July 31, 2022, the consolidated statements of changes in net assets for each of the two years in the period ended July 31,
2022, including the related notes, and the consolidated financial highlights for each of the five years in the period ended
July 31, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its consolidated operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period ended July 31, 2022 and the consolidated financial highlights for each of the five years in the period ended July 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in Franklin Templeton Group of Funds since 1948.

Franklin Global Trust
Tax Information (unaudited)
33
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2022:
Amount Reported
Foreign Taxes Paid $77,418
Foreign Source Income Earned $9,571,441

Franklin Global Trust
Board Members and Officers
34
ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton /Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Global Trust
35
ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2000
and Lead
Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Global Trust
36
ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Global Trust
37
ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and
Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906.
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-
Secretary since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017)
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust
38
ftinstitutional.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007- 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-
Secretary
Vice President since
2011 and Co-
Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust
Shareholder Information
39
ftinstitutional.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Global
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Templeton Investment Management
Limited (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns. The Board also considered
the investment management services that the Manager
provides to the Cayman Islands-based company, which is
wholly owned by the Fund (Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services

Franklin Global Trust
Shareholder Information
40
ftinstitutional.com
Annual Report
provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional emerging markets hard
currency debt funds. The Board noted that the Fund’s
annualized income return for the one- and five-year periods
was below the median of its Performance Universe, but for
the three-year and 10-year periods was above the median
of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, five- and 10-
year periods was above the median and in the first quintile
(best) of its Performance Universe, but for the three-year
period was below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Institutional Class, Class I, Class IS, and Class P
shares for funds in the Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group. The
Board also considered the investment management services
that the Manager provides to the Cayman Subsidiary and the
related fee waivers that were in place.
The Expense Group for the Fund included the Fund and
15 other emerging markets hard currency debt funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were above the medians and
in the fifth quintile (most expensive) of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
acknowledged management’s explanation that there are
additional complexities and expenses associated with the
management of the specialized portfolio, which includes a
wider universe and, at times, smaller, less liquid issuers than peers. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has

Franklin Global Trust
Shareholder Information
41
ftinstitutional.com
Annual Report
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

Franklin Global Trust
Shareholder Information
42
ftinstitutional.com
Annual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 A 09/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton Investment
Management Limited
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $158,808 for the fiscal year ended July 31, 2022 and $179,856 for the fiscal year ended July 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2022 and $204,469 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $1,410 for the fiscal year ended July 31, 2022 and $0 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $526,938 for the fiscal year ended July 31, 2022 and $30,550 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2), assets under management certification, benchmarking services in connection with the ICI TA Survey, SOC 1 report services, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $528,348 for the fiscal year ended July 31, 2022 and $235,019 for the fiscal year ended July 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 27, 2022